Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2017
Income tax and social contribution
Schedule of income tax and social contribution

	Year ended December 31,
	2017	2016

Income/(loss) before income tax and social contribution	597.8	17.7
Combined tax rate	34%	34%

Income tax and social contribution statutory rate	(203.3)	(6.0)

Adjustments to calculate the effective tax rate:
Taxable profit on foreign subsidiaries	(13.5)	(14.1)
Exchange differences on foreign subsidiaries	27.1	91.0
Unrecorded deferred tax on tax loss and on temporary differences	39.9	(213.0)
Permanent differences	(8.0)	(2.5)
Deferred Income Tax on Tax Losses utilized in the PERT (*)	83.1	—
Reversal of provisions for uncertain tax provisions (**)	3.6	—
Other	2.3	0.6

Total income tax and social contribution expenses	(68.8)	(144.0)

Current income tax and social contribution	2.9	8.7
Deferred income tax and social contribution	(71.7)	(152.7)

	(68.8)	(144.0)

(*)       Use of tax losses in the Federal Installment payment program (“PERT”)

(**)     Reversal of income tax provision prescribed considering the five-years statute of limitation

Schedule of breakdown of deferred income tax and social contribution

	December 31,
	2017	2016

Deferred tax liabilities
On temporary differences
Provision for tax, civil and labor risks	17.7	20.6
Deferred revenue of TudoAzul program	(109.7)	(67.6)
Aircraft lease expense	(233.1)	(201.1)
Depreciation of aircraft and engines	(55.3)	79.4
Exchange rate	(11.3)	(105.4)
Deferred gain related to aircraft sold	49.3	59.3
Cash flow hedge (*)	5.0	17.4
Fair value of TAP convertible bonds	(147.4)	(92.7)
Provision for onerous contract	23.4	39.3
Financial instruments	(0.7)	1.2
Fair value of aircraft	(0.4)	(0.5)
Fair value of slots	(27.9)	(27.9)
Other on business combination fair value adjustment	(4.3)	(5.8)
Others	41.7	30.1

Net deferred tax (liabilities)	(453.0)	(253.7)

Deferred tax assets on net operating losses	126.1	72.2

Net deferred tax (liabilities)	(326.9)	(181.5)

(*)    Deferred tax recorded in “Other comprehensive income (loss)”

Schedule of income tax losses offsetting against future taxable profits
	December 31,
	2017	2016

Net tax losses	1,940.1	2,254.4

Income tax loss carryforwards (25%)	485.0	563.6
Social contribution negative base tax carryforwards (9%)	174.6	202.9

Schedule of balance of debts included in all Federal Installment Payment Programs (REFIS and PERT)
	December 31,
	2017	2016

Air navigation fees (REFIS)	75.6	82.1
Air navigation fees (PERT)	39.6	—

Total	115.2	82.1

Current	9.8	6.5
Non-current	105.4	75.6